SUPPLEMENT DATED JANUARY 1, 1999
                              TO THE PROSPECTUS OF
                       FRANKLIN VALUE FUND - ADVISOR CLASS
                               DATED MARCH 1, 1998


The prospectus is amended as follows:

I.    As of January 1, 1999, the Fund offers four classes of shares: Class
      A, Class B, Class C and Advisor Class. Before January 1, 1999, Class A shares were designated Class I and Class C shares were designated Class
      II. All references in the prospectus to Class I shares are replaced with Class A.

II. The following is added under "What Are the Risks of Investing in the Fund?":

      YEAR 2000. When evaluating current and potential portfolio positions, Year 2000 is one of the factors Advisory Services considers.

      Advisory Services will rely upon public filings and other statements made by companies about their Year 2000 readiness. Issuers in countries outside the U.S. may not be required to make the same level of disclosure about Year 2000 readiness as is required in the U.S. Advisory Services, of course, cannot audit each company and its major suppliers to verify their Year 2000 readiness.

      If a company in which the Fund is invested is adversely affected by Year 2000 problems, it is likely that the price of its security will also be adversely affected. A decrease in the value of one or more of the Fund's portfolio holdings will have a similar impact on the price of the Fund's shares. Please see "Year 2000 Problem" under "Who Manages the Fund?" for more information.

      EURO RISK. On January 1, 1999, the European Monetary Union (EMU) plans to introduce a new single currency, the euro, which will replace the national currency for participating member countries. If the Fund holds investments in countries with currencies replaced by the euro, the investment process, including trading, foreign exchange, payments, settlements, cash accounts, custody and accounting will be impacted.

      The process to establish the euro may result in market volatility. It is not possible to predict the impact of the euro on the business or financial condition of European issuers or on the Fund. The transition and the elimination of currency risk among EMU countries may change the economic environment and behavior of investors, particularly in European markets. To the extent the Fund holds non-U.S. dollar (euro or other) denominated securities, it will still be exposed to currency risk due to fluctuations in those currencies versus the U.S. dollar.

      Resources has created an interdepartmental team to handle all euro-related changes to enable the Franklin Templeton Funds to process transactions accurately and completely with minimal disruption to business activities. While there can be no assurance that the Fund will not be adversely affected, Advisory Services and its affiliated service providers are taking steps that they believe are reasonably designed to address the euro issue.

III.  Under "Who Manages the Fund?",

     (a) the section "Management Team" is replaced with the following:

      MANAGEMENT TEAM. The team responsible for the day-to-day management of the Fund's portfolio is: William J. Lippman, Bruce C. Baughman, and Margaret McGee since the Fund's inception and Gerard P. Sullivan since March 1998.

      William J. Lippman
      President of Advisory Services

      Mr. Lippman holds a Master of Business Administration degree from New York University and a Bachelor of Business Administration degree from City College New York. Mr. Lippman has been in the securities industry for over 30 years and with the Franklin Templeton Group since 1988.

      Gerard P. Sullivan
      Portfolio Manager of Advisory Services

      Mr. Sullivan holds a Master of Business Administration degree in Finance and Accounting from the Columbia Graduate School of Business and a Bachelor of Arts degree in Political Science from Columbia University. He has been with the Franklin Templeton Group since March 1998. Previously, he was a Portfolio Manager for SunAmerica Asset Management from February 1995 to February 1998 and a Portfolio Manager for Texas Commerce Investment Management & Co. from July 1993 to February 1995.

      Bruce C. Baughman
      Vice President of Advisory Services

      Mr. Baughman holds a Master of Science degree in Accounting from New York University and a Bachelor of Arts degree from Stanford
      University. He has been with the Franklin Templeton Group since 1988.

      Margaret McGee
      Vice President of Advisory Services

      Ms. McGee holds a Bachelor of Arts degree in Business Administration from William Paterson University. She has been in the securities industry since 1985 and with the Franklin Templeton Group since 1988.

      (b) and the following is added after the "Administrative Services" section:

      YEAR 2000 PROBLEM. The Fund's business operations depend on a worldwide network of computer systems that contain date fields, including securities trading systems, securities transfer agent operations and stock market links. Many of the systems currently use a two digit date field to represent the date, and unless these systems are changed or modified, they may not be able to distinguish the Year 1900 from the Year 2000 (commonly referred to as the Year 2000 problem). In addition, the fact that the Year 2000 is a non-standard leap year may create difficulties for some systems.

      When the Year 2000 arrives, the Fund's operations could be adversely affected if the computer systems used by Advisory Services, its service providers and other third parties it does business with are not Year 2000 ready. For example, the Fund's portfolio and operational areas could be impacted, including securities trade processing, interest and dividend payments, securities pricing, shareholder account services, reporting, custody functions and others. The Fund could experience difficulties in effecting transactions if any of its foreign subcustodians, or if foreign broker-dealers or foreign markets are not ready for Year 2000.

      Advisory Services and its affiliated service providers are making a concerted effort to take steps they believe are reasonably designed to address their Year 2000 problems. Of course, the Fund's ability to reduce the effects of the Year 2000 problem is also very much dependent upon the efforts of third parties over which the Fund and Advisory Services may have no control.

IV. Under "How Is the Trust Organized?", the first paragraph is replaced with the following:

      The Fund is a non-diversified series of Franklin Value Investors Trust (the "Trust"), an open-end management investment company, commonly called a mutual fund. The Trust, formerly known as the Franklin Balance Sheet Investment Fund, was organized as a Massachusetts business trust on September 11, 1989, and is registered with the SEC. The fund offers four classes of shares: Franklin Value Fund - Class A, Franklin Value Fund - Class B, Franklin Value Fund - Class C and Franklin Value Fund - Advisor Class. Additional series and classes of shares may be offered in the future.



V. In step 2 under "How Do I Buy Shares? - Opening Your Account," the minimum investment to add to your account is changed from $25 to $50.

VI. The section "How Do I Buy Shares in Connection with Retirement Plans?", found under "How Do I Buy Shares?", is replaced with the following:

      HOW DO I BUY SHARES IN CONNECTION WITH RETIREMENT PLANS?

      Your individual or employer-sponsored retirement plan may invest in the Fund. Plan documents are required for all retirement plans. Trust Company can provide the plan documents for you and serve as custodian or trustee.

      Trust Company can provide you with brochures containing important information about its plans. These plans require separate applications and their policies and procedures may be different than those described in this prospectus. For more information, including a free retirement plan brochure or application, please call Retirement Plan Services.

      Please consult your legal, tax or retirement plan specialist before choosing a retirement plan. Your investment representative or advisor can help you make investment decisions within your plan.

VII. Under "May I Exchange Shares for Shares of Another Fund? - Exchange Restrictions":

      (a) the second item is replaced with the following:

    o Generally exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee. You may, however, exchange shares from a Fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. PLEASE NOTIFY US IN WRITING IF YOU DO NOT WANT THIS OPTION TO BE AVAILABLE ON YOUR ACCOUNT. Additional procedures may apply. Please see "Transaction Procedures and Special Requirements."

      (b) and the following new item is added:

    o You must meet the applicable minimum investment amount of the fund you are exchanging into, or exchange 100% of your Fund shares.

VIII. In the "By Phone" section of the chart under "How Do I Sell Shares?",

      (a) the first bulleted item is replaced with the following:

    o If the request is $100,000 or less. Institutional accounts may exceed $100,000 by completing a separate agreement. Call Institutional Services to receive a copy.

      (b) and the third bulleted item is deleted.

IX. Distribution option 3 in the section "What Distributions Might I Receive From the Fund? - Distribution Options" is replaced with the following:

      3. RECEIVE DISTRIBUTIONS IN CASH - You may receive dividends, or both dividend and capital gain distributions in cash. If you have the money sent to another person or to a checking or savings account, you may need a signature guarantee. If you send the money to a checking or savings account, please see "Electronic Fund Transfers" under "Services to Help You Manage Your Account."

X.    Under "Transaction Procedures and Special Requirements,"

      (a) the section "Joint Accounts" is replaced with the following:

      JOINT ACCOUNTS. For accounts with more than one registered owner, the Fund accepts written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions.

      Please keep in mind that if you have previously told us that you do not want telephone exchange or redemption privileges on your account, then we can only accept written instructions to exchange or redeem shares if they are signed by all registered owners on the account.

      (b) the reference to $50,000 in the section "Signature Guarantees" is replaced with $100,000.

      (c) the section "Trust Company Retirement Plan Accounts," found under "Telephone Transactions," is deleted.

      (d) and the section "Keeping Your Account Open" is replaced with the following:

      KEEPING YOUR ACCOUNT OPEN

      Due to the relatively high cost of maintaining a small account, we may close your account if the value of your shares is less than $250, or less than $50 for employee accounts. We will only do this if the value of your account fell below this amount because you voluntarily sold your shares and your account has been inactive (except for the reinvestment of distributions) for at least six months. Before we close your account, we will notify you and give you 30 days to increase the value of your account to $1,000, or $100 for employee accounts. These minimums do not apply to IRAs, accounts managed by the Franklin Templeton Group, the Franklin Templeton Profit Sharing 401(k) Plan, the series of Franklin Templeton Fund Allocator Series, or certain defined contribution plans that qualify to buy shares with no minimum initial investment requirement.

XI.   Under "Services to Help You Manage Your Account,"

      (a) the second sentence in the section "Automatic Investment Plan" is replaced with the following:

      Under the plan, you can have money transferred automatically from your checking or savings account to the Fund each month to buy additional shares.

      (b) the second paragraph under "Systematic Withdrawal Plan" is replaced with the following:

      If you would like to establish a systematic withdrawal plan, please complete the systematic withdrawal plan section of the account application included with this prospectus and indicate how you would like to receive your payments. You may choose to direct your payments to buy the same class of shares of another Franklin Templeton Fund or have the money sent directly to you, to another person, or to a checking or savings account. If you choose to have the money sent to a checking or savings account, please see "Electronic Fund Transfers" below. Once your plan is established, any distributions paid by the Fund will be automatically reinvested in your account.

      (c) and the following new section is added after the section "Systematic Withdrawal Plan":

      ELECTRONIC FUND TRANSFERS

      You may choose to have dividend and capital gain distributions or payments under a systematic withdrawal plan sent directly to a checking or savings account. If the account is with a bank that is a member of the Automated Clearing House, the payments may be made automatically by electronic funds transfer. If you choose this option, please allow at least fifteen days for initial processing. We will send any payments made during that time to the address of record on your account.

XII. In the "Useful Terms and Definitions" section, the definition of "Class I, Class II and Advisor Class" is replaced with the following:

      CLASS A, CLASS B, CLASS C AND ADVISOR CLASS - The fund offers four classes of shares, designated "Class A," "Class B," "Class C" and "Advisor Class." The four classes have proportionate interests in the Fund's portfolio. They differ, however, primarily in their sales charge and expense structures.


              Please keep this supplement for future reference.





                        SUPPLEMENT DATED JANUARY 1, 1999
                  TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                       FRANKLIN VALUE FUND - ADVISOR CLASS
                               DATED MARCH 1, 1998


The Statement of Additional Information is amended as follows:

I. As of January 1, 1999, the Fund offers four classes of shares: Class A, Class B, Class C and Advisor Class. Before January 1, 1999, Class A shares were designated Class I. All references in the Statement of Additional Information to Class I shares are replaced with Class A.

II. The first sentence in the section "Additional Information on Exchanging Shares," found under "How Do I Buy, Sell and Exchange Shares?", is replaced with the following:

      If you request the exchange of the total value of your account, declared but unpaid income dividends and capital gain distributions will be reinvested in the Fund and exchanged into the new fund at Net Asset Value when paid.

III.  Under "Miscellaneous Information," the following is added:

      The Information Services & Technology division of Resources established a Year 2000 Project Team in 1996. This team has already begun making necessary software changes to help the computer systems that service the Fund and its shareholders to be Year 2000 compliant. After completing these modifications, comprehensive tests are conducted in one of Resources' U.S. test labs to verify their effectiveness. Resources continues to seek reasonable assurances from all major hardware, software or data-services suppliers that they will be Year 2000 compliant on a timely basis. Resources is also beginning to develop a contingency plan, including identification of those mission critical systems for which it is practical to develop a contingency plan. However, in an operation as complex and geographically distributed as Resources' business, the alternatives to use of normal systems, especially mission critical systems, or supplies of electricity or long distance voice and data lines are limited.

IV. In the "Useful Terms and Definitions" section, the definition of "Class I, Class II and Advisor Class" is replaced with the following:

      CLASS A, CLASS B, CLASS C AND ADVISOR CLASS - The Fund offers four classes of shares, designated "Class A," "Class B," "Class C" and "Advisor Class." The four classes have proportionate interests in the Fund's portfolio. They differ, however, primarily in their sales charge and expense structures.


              Please keep this supplement for future reference.